Accrued Expenses and Other Payables (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Payables [Line Items]
Interest related to failed sale and leaseback | $				$ 9,371
Failed Sale and Leaseback [Member]
Accrued Expenses and Other Payables [Line Items]
Lease year					2 years	2 years
Lease's conclusion (in Yuan Renminbi) | ¥	¥ 100